Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Accounts payable	₩ 1,423,402	₩ 1,034,823
Accrued expenses	981,609	835,226
Dividend payable	4,371	4,046
Lease liabilities	149,384	181,774
Withholdings	307,102	133,492
Other payables, current	2,865,868	2,189,361
Non-current
Accounts payable	15,713	17,312
Accrued expenses	8,102	8,760
Lease liabilities	674,098	596,240
Long-term withholdings	92,489	56,697
Other payables, non-current	₩ 790,402	₩ 679,009